Segment disclosure - Revenue by Geography (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segment disclosure
Revenue	$ 151,885	$ 150,421
Revenue from streams	121,574	119,271
Revenues from royalties	28,705	31,150
Other revenue	1,606
Australia
Segment disclosure
Revenue	47,482	51,325
Revenue from streams	25,316	26,797
Revenues from royalties	22,166	24,528
Peru
Segment disclosure
Revenue	46,742	55,140
Canada
Segment disclosure
Revenue	17,582	13,525
Revenue from streams	9,437	6,903
Revenues from royalties	6,539	6,622
Mongolia
Segment disclosure
Revenue	15,503	6,096
South Africa
Segment disclosure
Revenue	13,817	14,564
Colombia
Segment disclosure
Revenue	9,150	7,922
United States
Segment disclosure
Revenue	$ 1,609	$ 1,849